Income taxes	12 Months Ended
Mar. 31, 2018
Income taxes
Income taxes

17. Income taxes

        Loss for the year before income taxes are as follows:

	March 31,
	2016	2017	2018
Domestic	(100,699)	(4,711,481)	(1,481,129)
Foreign operations	(1,136,088)	(1,184,495)	(2,513,960)

Total	(1,236,787)	(5,895,976)	(3,995,089)

        The major components of income tax expense for the years ended 31 March, 2018, 2017 and 2016 are:

	March 31,
	2016	2017	2018
Current Period	2,151	30,822	74,583
Current income tax expenses	2,151	30,822	74,583
Origination and reversal of temporary differences	8,769	10,165	(17,696)
Current year losses for which deferred tax is recognized	(4,405)	—	—
Deferred tax (benefit)/ expense	4,364	10,165	(17,696)

Total income tax expenses as reported in statement of profit or loss	6,515	40,987	56,887

        Reconciliation of tax expense and accounting profit multiplied by tax rate of each jurisdiction in which the Group operates

	March 31,
	2016	2017	2018
Loss for the year	(1,243,302)	(5,936,963)	(4,051,976)
Income tax expense	6,515	40,987	56,887

Loss before income taxes	(1,236,787)	(5,895,976)	(3,995,089)

Expected tax expense at statutory income tax rate	(353,298)	(344,626)	(769,353)
Non deductible expenses	4,301	(316)	107,496
Utilization of previously unrecognized tax losses	(5,337)	(12,766)	(5,342)
Current year losses for which no deferred tax asset was recognized	355,417	338,682	887,997
Change in unrecognized temporary differences	5,108	61,132	(177,244)
Effect of change in tax rate	—	(4,120)	12,507
Others	324	3,001	826

	6,515	40,987	56,887

        The domicile of the Parent Company is Cayman Islands. The Group's two major tax jurisdictions are India and Singapore with tax rates ranging between 25.75% to 34.61% (March 31, 2017: 30.9% to 34.61%) in India and 17% (March 31, 2017: 17%) in Singapore, that have been applied to profit or loss of the respective jurisdiction for determination of expected tax expense.